Summary of significant accounting policies - Narrative (Details) - Feb. 02, 2024 € in Millions, $ in Millions	USD ($)	EUR (€)
Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of priority review voucher	$ 103	€ 95